Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings Movement	12 Months Ended
Jun. 30, 2023 AUD ($)
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings Movement [Line Items]
Opening balance at 1 July 2022	$ 1,110,171
Additions	4,170,460
Repayment	(3,847,459)
Closing balance at 30 June 2023	1,433,172
R&D prepayment loan [Member]
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings Movement [Line Items]
Opening balance at 1 July 2022	700,000
Additions	1,000,000
Repayment	(700,000)
Closing balance at 30 June 2023	1,000,000
Other loans [Member]
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings Movement [Line Items]
Opening balance at 1 July 2022	410,171
Additions	1,195,000
Repayment	(1,397,459)
Closing balance at 30 June 2023	207,712
Convertible notes payable [Member]
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings Movement [Line Items]
Opening balance at 1 July 2022
Additions	1,975,460
Repayment	(1,750,000)
Closing balance at 30 June 2023	$ 225,460